Expense Example	Apr. 30, 2026 USD ($)
Bluemonte Large Cap Core ETF | Bluemonte Large Cap Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	338
Bluemonte Large Cap Growth ETF | Bluemonte Large Cap Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	85
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	351
Bluemonte Large Cap Value ETF | Bluemonte Large Cap Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	85
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	351
Bluemonte Dynamic Total Market ETF | Bluemonte Dynamic Total Market ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	85
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	351
Bluemonte Global Equity ETF | Bluemonte Global Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	85
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	351
Bluemonte Core Bond ETF | Bluemonte Core Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	338
Bluemonte Short Term Bond ETF | Bluemonte Short Term Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	338
Bluemonte Long Term Bond ETF | Bluemonte Long Term Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	82
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	338
Bluemonte Diversified Income ETF | Bluemonte Diversified Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	890
CORE16 Best of Breed Premier Index ETF | CORE16 Best of Breed Premier Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
MUSQ Global Music Industry Index ETF | MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,083
ROBO Global(R) Robotics and Automation Index ETF | ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
ROBO Global(R) Healthcare Technology and Innovation ETF | ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	979
ROBO Global(R) Artificial Intelligence ETF | ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	$ 924